Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income	$ 254.6	$ 939.8	$ 128.8
Net change in unrealized (loss) gain on available-for-sale securities:
Unrealized net holding (loss) gain arising during the period	(0.7)	0.5	1.3
Reclassifications to net income	0	(1.3)	1.6
Net change in unrealized (loss) gain on forward-starting interest rate swaps:
Unrealized net holding (loss) gain arising during the period	0	(4.7)	0.3
Reclassifications to net income	0	4.6	0
Other comprehensive (loss) income before income taxes	(0.7)	(0.9)	3.2
Provision for income tax benefit related to other comprehensive (loss) income items	0	1.4	0
Other comprehensive (loss) income, net of tax:	(0.7)	0.5	3.2
Comprehensive income	253.9	940.3	132.0
Less: Comprehensive income attributable to noncontrolling interests	(45.9)	(40.8)	(34.0)
Comprehensive income attributable to HealthSouth	$ 208.0	$ 899.5	$ 98.0